RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of basic and diluted loss per common share (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net income available to Class A common stockholders:
Income from Trust Account	$ 10,000	$ 26,000			$ 29,000	$ 26,000
Less: Income and franchise taxes		(26,000)				(26,000)
Net income available to Class B common stockholders:
Net loss	$ (7,626,000)	(119,000)	$ (2,000)	$ (2,000)	$ (11,708,000)	(121,000)	$ (11,912,000)
Add: Change in warrant liability		1,480,000				1,480,000
Less: Costs of warrant issuance						(390,000)
Net (loss) attributable to Class B common stockholders		$ 1,361,000				$ 969,000